Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees - € / shares					12 Months Ended
	Jun. 10, 2025	May 23, 2025	Jun. 06, 2024	Jun. 07, 2023	Dec. 31, 2025	Sep. 24, 2025
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	10,572,824		10,251,337	7,760,062	11,100,000
Subscription price	€ 42.5		€ 46.9	€ 45.6	€ 42.5
Free shares - Number of shares granted	576,229		581,850	242,093